Information about Nonaccrual and Past Due Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	¥ 74,718	¥ 91,598
90 Days or More Past-Due Financing Receivables	101,852	142,921
Total Past Due Financing Receivables	176,570	234,519
Total Financing Receivables	3,591,811	3,553,080
Non-Accrual	101,852	142,921
Consumer Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,650	3,518
90 Days or More Past-Due Financing Receivables	10,422	12,942
Total Past Due Financing Receivables	14,072	16,460
Total Financing Receivables	916,791	866,927
Non-Accrual	10,422	12,942
Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	738	0
90 Days or More Past-Due Financing Receivables	1,078	0
Total Past Due Financing Receivables	1,816	0
Total Financing Receivables	225,707	236
Non-Accrual	1,078	0
Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	311	33
90 Days or More Past-Due Financing Receivables	670	1
Total Past Due Financing Receivables	981	34
Total Financing Receivables	28,644	14,320
Non-Accrual	670	1
Corporate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	64,539	83,316
90 Days or More Past-Due Financing Receivables	73,876	112,537
Total Past Due Financing Receivables	138,415	195,853
Total Financing Receivables	1,431,289	1,770,711
Non-Accrual	73,876	112,537
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	0	10,306
90 Days or More Past-Due Financing Receivables	15,211	14,134
Total Past Due Financing Receivables	15,211	24,440
Total Financing Receivables	134,440	226,139
Non-Accrual	15,211	14,134
Non-recourse Loans | United States
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	59,532	71,042
90 Days or More Past-Due Financing Receivables	7,516	14,689
Total Past Due Financing Receivables	67,048	85,731
Total Financing Receivables	434,517	549,326
Non-Accrual	7,516	14,689
Real estate companies
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,324	809
90 Days or More Past-Due Financing Receivables	23,921	42,831
Total Past Due Financing Receivables	25,245	43,640
Total Financing Receivables	276,681	341,302
Non-Accrual	23,921	42,831
Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	437	2
90 Days or More Past-Due Financing Receivables	1,542	2,362
Total Past Due Financing Receivables	1,979	2,364
Total Financing Receivables	121,259	137,244
Non-Accrual	1,542	2,362
Other - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	3,246	1,157
90 Days or More Past-Due Financing Receivables	25,686	38,521
Total Past Due Financing Receivables	28,932	39,678
Total Financing Receivables	464,392	516,700
Non-Accrual	25,686	38,521
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	1,467	2,724
90 Days or More Past-Due Financing Receivables	12,234	14,406
Total Past Due Financing Receivables	13,701	17,130
Total Financing Receivables	692,585	672,683
Non-Accrual	12,234	14,406
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	4,013	2,007
90 Days or More Past-Due Financing Receivables	3,572	3,035
Total Past Due Financing Receivables	7,585	5,042
Total Financing Receivables	296,795	228,203
Non-Accrual	¥ 3,572	¥ 3,035